DEBT - Accretion and Interest Expense, Excluding Debt Issuance Cost Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt
Accretion expense	$ 681	$ 681
Debt issuance cost amortization	159	161
Interest paid	1,499	1,451
Convertible Debt
Debt
Accretion expense	381	381
Interest paid	221	221
Centurion debenture
Debt
Accretion expense	300	300
Debt issuance cost amortization	159	161
Interest paid	$ 1,278	$ 1,230